Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Summary of Earnings (Loss) Per Share

The components of the earnings (loss) per share computation are as follows:

Basic loss per share is equal to diluted loss per share.

	Year ended
	2017	2018/12/31	2019/12/31
Earnings per share	(*)	(*)
Profit (loss) for the period (in € thousands)	(55,728)	(79,521)	(65,144)
Weighted average number of ordinary shares for the period	31,166,437	31,167,203	36,987,982
Profit (loss) per share (in €)	(1.79)	(2.55)	(1.76)
Weighted average number of ordinary shares used in the above calculation	31,166,437	31,167,203	36,987,982